Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Roxbury/Hood River Small-Cap Growth Fund - Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Roxbury/Hood River Small-Cap Growth Fund (the “Small-Cap Growth Fund” or the “Fund”) seeks superior long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2020-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through December 31, 2020).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small-Cap Growth Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in the following equity (or equity-related) securities:

•                                          Common stocks of U.S. corporations that are judged by Hood River Capital Management LLC (“Hood River”), the Fund’s sub-adviser, to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® and Russell 2000® Indices (“small-cap companies”);

•                                          Options on, or securities convertible into, the common stock of small-cap companies (such as convertible preferred stock, convertible bonds, warrants, and debentures);

•                                          Options on indices of the common stock of small-cap companies; and

•                                          Contracts for either the future delivery, or payment in respect of the future market value, of certain indices of common stock of small-cap companies, and options upon such futures contracts.

As a non-fundamental policy, no more than 15% of the Fund’s total assets may at anytime be committed or exposed to derivative strategies, which includes options and futures contracts.  The value of such derivative instruments will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.  For purposes of the Fund’s 80% policy discussed above, (1) options held by the Fund will be calculated based on the most recent sale price rather than the notational value of such options and (2) futures contracts will be calculated based on the most recent settlement price. The Fund may invest in such instruments for a number of reasons, including for hedging purposes, risk management or other fund management purposes consistent with the Fund’s objective.

The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).

The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”), and in convertible securities, including preferred stock, warrants and debentures.

In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $3 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability.  Hood River then performs fundamental and valuation analysis and additional research to select stocks for the Fund.

The Fund maintains a portfolio of approximately 60-120 stocks, which is constructed with the overall goal of mitigating risk.  However, the actual amount of the portfolio holdings may vary due to market conditions.

Hood River periodically engages in active trading of Fund securities.

Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

As of June 30, 2013, the range of market capitalizations represented by companies in the Russell 2000® Growth Index was between $33.4 million and $1,639.3 million and, as of September 30, 2013, the range of market capitalizations represented by companies in the S&P SmallCap 600® Index was between $300 million and $1.4 billion.  Due to market price adjustments or other events after the time of purchase, it is possible that a company’s market capitalization may drift above or below this range.  Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy.  The Fund may invest up to 20% of its assets in stocks of companies in other capitalization ranges.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to the principal risks summarized below, which are further described under “Additional Risk Information.”

•                  It is possible to lose money by investing in the Fund.  There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

•                  The Fund’s share price will fluctuate in response to changes in market value of the Fund’s underlying investments.  Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

•                  The Fund is subject to greater volatility than funds that invest in large-cap companies.  Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses.  Small-cap companies may also be more difficult to value than large-cap companies.

•                  Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential.  If Roxbury’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the stock may fail to reach the value Roxbury has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

•                  Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and of any income or distributions the Fund may receive on those securities.  Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

•                  ADRs are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary.  An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

•                  The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives.  Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments.  In addition, there is a risk that the Fund may be unable to terminate or sell a derivative position.  These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.  Future contracts and options may not always be successful hedges and using them could lower the Fund’s total return.  Future contracts and options are also subject to the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. The potential loss from the use of futures can exceed the Fund’s initial investment in such contracts.

•                  An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

•                  The Fund engages in active and frequent trading, resulting in high portfolio turnover.  The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving taxable gains in the year.

•                  The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance.  This performance information includes performance of the Fund’s predecessor, the Roxbury Small-Cap Growth Fund (a series of WT Mutual Fund) (the “Predecessor Fund”), for periods prior to February 2, 2007.  The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available by calling (800) 497-2960.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund's average annual returns for one year, five years and since inception compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 497-2960
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Returns for the Calendar Years Since Inception*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	*The year-to-date return for the Fund is 30.45% as of September 30, 2013.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter 22.35%	Worst Quarter (25.90)%
June 30, 2009	December 31, 2008

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	30.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.90%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Roxbury/Hood River Small-Cap Growth Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge imposed on reinvested dividends (and other distributions)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange fee (as a percentage of amounts exchanged within 60 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) and/or Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[2]
Fee Waivers/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	rr_NetExpensesOverAssets	1.26%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,659
Annual Return 2004	rr_AnnualReturn2004	7.55%
Annual Return 2005	rr_AnnualReturn2005	7.68%
Annual Return 2006	rr_AnnualReturn2006	11.97%
Annual Return 2007	rr_AnnualReturn2007	(0.12%)
Annual Return 2008	rr_AnnualReturn2008	(39.86%)
Annual Return 2009	rr_AnnualReturn2009	42.42%
Annual Return 2010	rr_AnnualReturn2010	24.58%
Annual Return 2011	rr_AnnualReturn2011	(5.24%)
Annual Return 2012	rr_AnnualReturn2012	23.06%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 02, 2003
Roxbury/Hood River Small-Cap Growth Fund - Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.61%
Roxbury/Hood River Small-Cap Growth Fund - Institutional Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sales of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.89%

[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[2]	The investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Small-Cap Growth Fund to limit the total annual fund operating expenses, excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses ("Excludable Expenses") to 1.25%. Excludable Expenses are expected to exceed 1.25%. The waivers and reimbursements will remain in effect through December 31, 2020 unless terminated sooner by mutual agreement of the Fund's Board of Trustees and the investment adviser.